Commitments and Contingencies - Lease Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021				$ 1,156
2022				4,669
2023				4,700
2024				4,563
2025				4,693
Thereafter				18,209
Total lease payments				37,990
Less: imputed interest				(9,331)
Present value of lease liabilities		$ 29,600		28,659
Less: current portion of lease liabilities	$ (2,726)		$ 0	(2,726)
Total lease liabilities, noncurrent	$ 25,933		$ 0	$ 25,933